FINANCIAL RISK MANAGEMENT - Quantitative Data About Entity's Exposure to Currency Risk (Details) - Currency contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brazilian Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	$ 5.0	$ 4.0
Effect on other comprehensive income, before tax	1.2	0.5
Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	1.9	1.0
Effect on other comprehensive income, before tax	0.0	0.0
Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	2.9	8.1
Effect on other comprehensive income, before tax	0.0	0.0
Chilean Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	5.6	4.4
Effect on other comprehensive income, before tax	$ 0.0	$ 0.0